Contingencies and Litigations (Details Narrative) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Settlement costs	€ 5.2	€ 2.1
Additional expenses related to litigation	€ 3.1